CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income including noncontrolling interest	$ 756,537	$ 720,044	$ 512,951
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, pre-tax amount	19,616	(13,041)	(59,707)
Foreign currency translation adjustments, tax (expense) benefit	0	0	0
Foreign currency translation adjustments, after-tax amount	19,616	(13,041)	(59,707)
Pension and post-retirement benefit plans:
Net actuarial gain (loss) and prior service cost, pre-tax amount	28,718	20,304	(5,559)
Net actuarial gain (loss) and prior service cost, tax (expense) benefit	(10,883)	(7,776)	2,002
Net actuarial gain (loss) and prior service cost, after-tax amount	17,835	12,528	(3,557)
Reclassification to earnings, pre-tax amount	46,305	56,604	52,469
Reclassification to earnings, tax (expense) benefit	(26,497)	(21,653)	(18,910)
Reclassification to earnings, after-tax amount	19,808	34,951	33,559
Cash flow hedges:
Gains (losses) on cash flow hedging derivatives, pre-tax amount	(4,931)	(52,708)	61,839
Gains (losses) on cash flow hedging derivatives, tax (expense) benefit	73	18,701	(23,520)
Gains (losses) on cash flow hedging derivatives, after-tax amount	(4,858)	(34,007)	38,319
Reclassification to earnings, pre-tax amount	14,434	(16,482)	(36,634)
Reclassification to earnings, tax (expense) benefit	(3,853)	7,524	13,416
Reclassification to earnings, after-tax amount	10,581	(8,958)	(23,218)
Total other comprehensive income (loss), pre-tax amount	104,142	(5,323)	12,408
Total other comprehensive income (loss), tax (expense) benefit	(41,160)	(3,204)	(27,012)
Total other comprehensive income (loss), after-tax amount	62,982	(8,527)	(14,604)
Total comprehensive income including noncontrolling interest	819,519	711,517	498,347
Comprehensive loss attributable to noncontrolling interest	(25,604)	(3,664)	(2,152)
Comprehensive income attributable to The Hershey Company	$ 845,123	$ 715,181	$ 500,499